Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preferential income tax, description	Income tax refund receivable is related to the overpaid of income taxes because Cloud Services was granted the Certification of Software Company on November 30, 2018. Pursuant to such certificate, Cloud Services qualifies for a tax holiday at corporate income tax rate of 0% for the ended December 31, 2018 and 12.5% from January 1, 2019 to December 31, 2021.
Prepaid VAT	$ 4,630,320	$ 4,808,738
Income tax refund receivable	$ 1,524,819	$ 0